Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Mcap Acquisition Corp [Member] - USD ($)				6 Months Ended	7 Months Ended
		Sep. 30, 2021	Mar. 02, 2021	Sep. 30, 2021	Sep. 30, 2021
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial Measurement on March 2, 2021		$ 12,206,000	$ 8,376,666
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial Measurement on March 2, 2021		11,385,000	14,442,083
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance			0		$ 0
Initial Measurement on March 2, 2021					22,818,749
Change in valuation inputs or other assumptions	[1],[2]				772,251
Fair value as of ending balance		23,591,000		$ 23,591,000	23,591,000
Fair value, measurement liability, transfers out of level 3				22,819,000
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance			0		0
Initial Measurement on March 2, 2021					8,376,666
Change in valuation inputs or other assumptions	[1],[2]				3,829,334
Fair value as of ending balance		12,206,000		12,206,000	12,206,000
Fair Value, Inputs, Level 3 [Member] | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning balance			$ 0		0
Initial Measurement on March 2, 2021					14,442,083
Change in valuation inputs or other assumptions	[1],[2]				(3,057,083)
Fair value as of ending balance		$ 11,385,000		$ 11,385,000	$ 11,385,000

[1]	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Operations.
[2]	Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $22,819,000 during the period from March 31, 2021 through September 30,2021. Because of the inherent uncertainty of valuation, estimated values using Level 3 inputs may be materially higher or lower than the values that would have been used had a ready market for investments existed. Accordingly, the degree of judgement exercised by the Company in determining fair value is greatest for investments categorized in Level 3.